Investments - Alcanna Inc. (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Jun. 30, 2020 CAD ($) $ / shares shares
Disclosure of associates [line items]
Impairment | $	$ 75,035
Alcanna
Disclosure of associates [line items]
Number of shares sold (in shares)	9,200,000
Proportion of ownership interest in associate	24.80%
Proceeds from sale of common shares | $	$ 27,600
Average share price (in CAD per share) | $ / shares	$ 3.00
Gain on deemed disposal of significant influence investment | $	$ 12,000
Impairment | $	$ 27,748
Total shareholdings (in shares)	0
Warrants | Derivatives and convertible debentures at FVTPL | Alcanna
Disclosure of associates [line items]
Warrant expirations in period (in shares)	10,130,000
Warrant cancellations in period (in shares)	1,750,000
Number of warrants held by entity (in shares)	0